FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Financial Instruments and Fair Value

The main financial instruments, classified in accordance with the accounting principles adopted by the Company, are as follows:

	Level	2018		2017
		Balance	Fair value	Balance	Fair value
Financial assets
Amortized cost (1)
Marketable securities – Cash investments	2	117	117	45	45
Customers and Traders; Concession holders (transmission service)	2	3,928	3,928	4,035	4,035
Restricted cash	2	91	91	106	106
Advances to suppliers	2	94	94	123	123
Customers – Accounts receivable from the State of Minas Gerais		245	245	105	105
Other accounts receivable from the State of Minas Gerais (CIP)		2	2	1	1
Accounts receivable from the State of Minas Gerais (AFAC)	2	246	246	235	235
Concession financial assets – CVA (Parcel ‘A’ Costs Variation Compensation) Account and Other financial components	3	1,081	1,081	369	369
Reimbursement of tariff subsidies	2	91	91	77	77
Low-income subsidy	2	30	30	27	27
Escrow deposits	2	2,502	2,502	2,336	2,336
Concession grant fee – Generation concessions	3	2,409	2,409	2,337	2,337
Reimbursements receivable – Transmission		1,296	1,296	1,928	1,928
Accounts receivable – Renova	2	532	532	350	350
Reimbursement – Decontracting of supply	2	97	97	—	—
Reimbursement – Assignment of contract		10	10	—	—

		12,771	12,771	12,074	12,074
Fair value through profit or loss
Cash equivalents – Cash investments		783	783	917	917
Marketable securities		—	—	—	—
Bank certificates of deposit	2	—	—	3	3
Treasury Financial Notes (LFTs)	1	254	254	740	740
Financial Notes – Banks	2	435	435	289	289
Debentures	2	7	7	11	11

		1,479	1,479	1,960	1,960
Transmission concession financial assets – remunerated by tariff		—	—	547	547
Derivative financial instruments (Swaps)	3	813	813	9	9
Derivative financial instruments (Ativas and Sonda Put options)(2)	3	4	4	4	4
Concession financial assets – Distribution infrastructure	3	396	396	371	371
Reimbursements receivable – Generation	3	816	816	1,901	1,901

		3,508	3,508	4,792	4,792

		16,279	16,279	16,866	16,866

Financial liabilities
Amortized cost (1)
Loans, financing and debentures	2	(14,772)	(14,772)	(14,398)	(14,398)
Debt with pension fund (Forluz)	2	(652)	(652)	(720)	(720)
Deficit of pension fund (Forluz)	2	(378)	(378)	(283)	(283)
Concession financial liabilities – CVA (Parcel ‘A’ Costs Variation) Account and Other financial components	3	—	—	(415)	(415)
Concessions payable	3	(19)	(19)	(21)	(21)
Minas Gerais State tax amnesty plan (PRCT)	2	—	—	(283)	(283)
Suppliers	2	(1,801)	(1,801)	(2,343)	(2,343)
Advances from customers	2	(79)	(79)	(233)	(233)

		(17,701)	(17,701)	(18,696)	(18,696)
Fair value through profit or loss
Derivative financial instruments (Swaps)	3	—	—	(41)	(41)
Derivative financial instruments (RME put options)	2	—	—	(507)	(507)
Derivative financial instruments (SAAG put options)	3	(419)	(419)	(312)	(312)

		(419)	(419)	(860)	(860)

		(18,120)	(18,120)	(19,556)	(19,556)

(1)	On December 31, 2018 and 2017, the book values of financial instruments reflect their fair values.
(2)	Options in shares of Sonda in the amount of R$ 4, recognized in the Company’s assets due to the merger of Cemig Telecom.

Summary of Net Liabilities in Relation to its Equity	On December 31, 2018 and 2017, the options values were as follows:

	2018	2017
Put option for shares in RME	—	507
Put option – SAAG	419	312
Put / call options – Ativas and Sonda	(4)	(4)

	415	815

Summary of Changes in Value of Options - The Difference Between Esimated Fair Value for Assets and Corresponding Exercise Price

The change in the value of the options – the difference between the estimated fair value for the assets and the corresponding exercise price, on December 31, 2018, 2017 and 2016, is as follows:

Balance at December 31, 2015	1,245
Variation in fair value	55
Reversals	(150)

Balance at December 31, 2016	1,150
Variation in fair value	187
Written down, due to exercise of Put	(830)
Balance at December 31, 2017	507

Variation in fair value	48
Written down, due to exercise of Put	(555)

Balance at December 31, 2018	—

Summary of Derivative Instruments Contracted

This table presents the derivative instruments contracted by Cemig GT as of December 31, 2018 and 2017.

Assets (1)	Liability	Maturity period	Trade market	Notional amount (2)		Unrealized gain / loss		Unrealized gain / loss
						Carrying amount 2018	Fair value 2018	Carrying amount 2017	Fair value 2017
US$ exchange variation + Rate (9.25% p.y.)	Local currency + R$ 150.49% of CDI	Interest: Half-yearly Principal: Dec. 2024	Over the counter	US$	1,000	679	627	51	(32)
US$ exchange variation + Rate (9.25% p.y.)	Local currency + R$125.52% of CDI	Interest: Half-yearly Principal: Dec. 2024	Over the counter	US$	500	33	186	—	—

						712	813	51	(32)

1)

For the US$1 billion Eurobond issued on December 2017: (i) for the principal, a call spread was contracted, with floor at R$ 3.25/US$ and ceiling at R$ 5.00/US$; and (ii) a swap was contracted for the total interest, for a coupon of 9.25% p.a. at an average rate equivalent to 150.49% of the CDI.

Summary of Exposure to Exchange Rates

The net exposure to exchange rates is as follows:

	2018		2017
Exposure to exchange rates	Foreign currency	R$	Foreign currency	R$
US dollar
Loans and financing (Note 22)	1,518	5,882	1,015	3,357
Suppliers (Itaipu Binacional)	70	268	74	240

	1,588	6,150	1,089	3,597
Loans and financing (Note 22)	—	—	1	4

Net liabilities exposed		6,150		3,601

Schedule of Exposure to Exchange Rates

Risk: foreign exchange rate exposure	Base Scenario	‘Probable’ scenario US$1=R$ 3.80 EUR1= R$ 4.37	‘Possible’ scenario Appreciation 25.00% US$1= R$ 4.75 EUR1= R$ 5.46	‘Remote’ scenario Appreciation 50.00% US$1=R$ 5.70 EUR1= R$ 6.55
US dollar
Loans and financings (Note 22)	5,882	5,769	7,212	8,654
Suppliers (Itaipu Binacional)	268	263	328	394

	6,150	6,032	7,540	9,048

Net liabilities exposed	6,150	6,032	7,540	9,048

Net effect of exchange rate fluctuation		(118)	1,390	2,898

Estimation of Company Interest Rate

	2018	2019

Risk: Increase in Brazilian interest rates	Book value	‘Probable’ scenario Selic 6.50% TJLP 6.48%	‘Possible’ scenario Selic 8.12% TJLP 8.09%	‘Remote’ scenario Selic 9.75% TJLP 9.71%
Assets
Cash equivalents (Note 6) – CDI	783	834	847	860
Marketable securities (Note 7) – CDI / SELIC	813	865	878	891
Accounts receivable – Renova (Note 31) – CDI	532	567	576	584
Advance for future delivery of energy – CDI	94	100	102	103
Restricted cash – CDI	91	97	98	100
CVA and Other financial components – SELIC	1,081	1,151	1,168	1,186
Reimbursement due to termination of contracts (Note 31) – SELIC / CDI	97	104	105	107
Reimbursement – cancelled contracts – CDI	10	11	11	11

	3,501	3,729	3,785	3,842
Liabilities
Loans and financing (Note 22) – CDI	(4,920)	(5,239)	(5,319)	(5,399)
Loans and financing (Note 22) – TJLP	(249)	(266)	(270)	(274)
Advanced sales of energy (Note 8) – CDI	(79)	(85)	(86)	(87)

	(5,248)	(5,590)	(5,675)	(5,760)

Net assets (liabilities) exposed	(1,747)	(1,861)	(1,890)	(1,918)

Net effect of fluctuation in interest rates		(114)	(143)	(171)

Summary of Risk of Increase in Inflation

Increase in inflation risk

This table presents the Company’s net exposure to inflation index:

Exposure to increase in inflation	2018	2017
Assets
Concession financial assets related to Distribution infrastructure – IPCA (1)	396	111
Receivable from Minas Gerais state government (Debt recognition agreement) – IGPM index (Note 12 and 31)	247	108
Receivable from Minas Gerais state government (AFAC) – IGPM (Note 12 and 31)	246	235
Receivable for residual value – Transmission – IPCA (Note 15)	1,296	1,928
Transmission – Assets remunerated by tariff – IPCA index (Note 15)	—	496
Concession Grant Fee – IPCA (Note 15)	2,409	2,337

	4,594	5,215
Liabilities
Loans, financing and debentures – IPCA (Note 22)	(3,791)	(3,801)
Debt with pension fund (Forluz) – IPCA	(652)	(721)
Deficit of pension plan (Forluz) – IPCA	(378)	(283)

	(4,821)	(4,805)

Net assets (liabilities) exposed	(227)	410

(1)	Portion of the concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the regulator (Aneel) after the 3rd tariff review cycle.

Sensitivity analysis

In relation to the most significant risk of reduction in inflation index, reflecting the consideration that the Company has more assets than liabilities indexed to inflation indices, the Company estimates that, in a probable scenario, at December 31, 2019 the IPCA inflation index will be 4.0881% and the IGPM inflation index will be 4.35%. The Company has prepared a sensitivity analysis of the effects on its net income arising from a reduction in inflation of 25% and 50% in relation to the ‘probable’ scenario.

Risk: increase in inflation	2018	2019
	Amount Book value	‘Probable’ scenario IPCA 4.28%	‘Possible’ scenario (25%) IPCA 5.11% IGPM 5.44%	Amount Book value
Assets
Concession financial assets related to Distribution infrastructure – IPCA (1)	396	412	416	420
Receivable from Minas Gerais state government (Debt recognition) – IGPM (Note 31)	247	258	260	263
Accounts receivable from Minas Gerais state government (AFAC) – IGPM index (Note 31)	246	256	259	262
Receivable for residual value – Transmission – IPCA (Note 15)	1,296	1,349	1,363	1,376
Concession Grant Fee – IPCA (Note 15)	2,409	2,507	2,532	2,557

	4,594	4,782	4,830	4,878
Liabilities
Loans, financing and debentures – IPCA – IPCA	(3,791)	(3,946)	(3,985)	(4,024)
Debt agreed with pension fund (Forluz) – IPCA	(652)	(679)	(685)	(692)
Deficit of pension plan (Forluz) – IPCA	(378)	(393)	(397)	(401)

	(4,821)	(5,018)	(5,067)	(5,117)

Net liability exposed	(227)	(236)	(237)	(239)

Net effect of fluctuation in IPCA and IGP–M indices		(9)	(10)	(12)

(1)	Portion of the Concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the regulator (Aneel) after the 3rd tariff review cycle.

Summary of Flow of Payments of the Company's Obligations for Debt Agreed, Financings and Debentures for Floating and Fixed Rates Including the Interest Specified in Contracts

The flow of payments of the Company’s obligation to suppliers, debts with the pension fund, loans, financing and debentures, at floating and fixed rates, including future interest up to contractual maturity dates, is as follows:

	Up to 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Over 5 years	Total
Financial instruments at (interest rates):
- Floating rates
Loans, financing and debentures	111	975	2,101	10,081	7,803	21,071
Onerous concessions	—	—	2	8	14	24
Debt with pension plan (Forluz) (Note 24)	12	23	106	626	87	854
Deficit of the pension plan (FORLUZ) (Note 24)	4	7	33	192	477	713

	127	1,005	2,242	10,907	8,381	22,662
- Fixed rate
Suppliers	1,659	141	1	—	—	1,801

	1,786	1,146	2,243	10,907	8,381	24,463

Summary of Credit Exposure

Banks that exceed these thresholds are classified in three groups, by the value of their equity; and within this classification, limits of concentration by group and by institution are set:

Group	Equity	Concentration	Limit per bank (% of equity)*
A1	Over R$ 3.5 billion	Minimum of 80%	Between 6% and 9%
A2	R$ 1.0 billion to R$ 3.5 billion	Maximum 20%	Between 5% and 8%
B	R$ 400 million to R$ 1.0 billion	Maximum 20%	Between 5% and 7%

*	The percentage assigned to each bank depends on individual assessment of indicators, e.g. liquidity, and quality of the credit portfolio.

Summary of Net Liabilities in Relation to its Equity

This table shows comparisons of the Company’s net liabilities and its Equity on December 31, 2018 and 2017:

	2018	2017
Total liabilities	43,916	27,910
(–) Cash and cash equivalents	(891)	(1,030)
(–) Restricted cash	(91)	(106)

Net liabilities	42,934	26,774

Total equity	15,939	14,330

Net liabilities / equity	2.70	1.87

Assets as Held for Sale and Discontinued Operations

33. ASSETS AS HELD FOR SALE AND DISCONTINUED OPERATIONS

On December 31, 2018 assets and liabilities classified as held for sale, and the results of discontinued operations, were as follows:

	Investments	Telecom assets	Total

Assets	19,446	—	19,446
Liabilities	(16,272)	—	(16,272)

Net Asset	3,174	—	3,174

Attributed equity holders of the parent	1,818	—	1,818
Attributed to non-controlling interests	1,356	—	1,356
Net income (loss) from discontinued operations	73	290	363

Attributed to equity holders of the parent	32	290	322
Attributed to non-controlling interests	41	—	41

Basic and diluted earnings per preferred share from discontinued operations – R$			0,22
Basic and diluted earnings per common share from discontinued operations – R$			0,22

The changes in assets and liabilities classified as held for sale in 2018 were as follows:

Reclassification of investments – Note 17(*)	1,786
The changes in assets and liabilities classified as held for sale in 2018 were as follows:	32

1,818

(*)	Net value of the adjustment to fair value, less costs of disposal (R$ 42).

Telecom assets:

On May 25, 2018 Cemig announced its intention to sell certain telecom assets that were acquired in the merger of Cemig Telecomunicações with Company on March 31, 2018.

The assets that were the subject of the tender were a group of the Company’s assets, and positions in infrastructure and services contracts. They were separated into two lots where the winning bid for Lot 1, presented by American Tower do Brasil – Comunicação Multimídia Ltda., was for R$ 576, i.e. 71.87% above the minimum sales price specified in the tender announcement. The winning bid for Lot 2, presented by Algar Soluções em TIC S.A., was for R$ 79, or 141.05% above the minimum sale value specified in the tender announcement.

Considering the requirements of IFRS 5, Company classified the telecom assets subject to the tender offer as held for sale, and discontinued operations.

In November 2018, the sale of these assets was completed for and amount of R$ 655 paid in cash. The carrying value of these asset amounted to R$ 277, which resulted in the recognition of a gain on sale of R$ 378.

The detail of Telecom assets results presented as discontinued operations on Company’s net income was as follows:

2018
Results of discontinued operations
Net revenue	119

Outsourced services expenses	(23)
Depreciation and amortization	(15)
Gain on disposal of assets	378
Other operating expenses, net	(21)

Income before finance income (expenses) and taxes	438

Finance income	1
Income before income and social contribution taxes	439
Current income and social contribution taxes	(145)
Deferred income and social contribution taxes	(4)

Net income	290

The effects on cash flow arising from the disposal of the telecom assets are as follows:

Consolidated
Operational activity – gain on sale of investment	(378)
Investment activity – amount of sale	655

277

Light S.A.

Upon obtaining control of Light (See Note 17.1), on November 27, 2018, the Board of Directors committed as a priority for 2019, to dispose of its controlling interest in Light, on conditions that would be compatible with the market and also in accordance with the interests of shareholders. The Company expects to complete the sale until the end of 2019.

As a result, the Company has assessed if the provisions of IFRS 5 – Non-current assets held for sale and discontinued operations, were met and concluded that the sale is highly probable within the near future. Thus the Company has evaluated the effects on the investments held in the investees LightGer, Axxiom, Guanhães and UHE Itaocara, which were jointly controlled by the Company and Light.

This table provides the information on the assets and liabilities of the investments classified as discontinued operations on December, 31, 2018:

	Light	LightGer	Guanhães	Axxion	Itaocara	Total
ASSETS
Assets classified as held for sale
Cash and cash equivalents	707	58	5	7	5	782
Marketable securities	977	—	—	—	—	977
Customers and traders	2,855	11	—	—	—	2,866
Recoverable taxes	75	—	—	1	—	76
Accounts receivable	344	—	—	20	—	364
Inventories	38	—	—	—	—	38
Concession financial assets	564	—	—	—	—	564
Other current assets	75	—	—	—	—	75

Total, current assets	5,635	69	5	28	5	5,742

Customers and traders	1,013	—	—	—	—	1,013
Recoverable taxes	52	—	2	—	—	54
Deferred income and social contribution taxes	405	—	—	18	—	423
Financial assets of the concession	4,420	—	—	—	—	4,420
Concession contract assets	330	—	—	—	—	330
Property, plant and equipment	1,560	131	345	1	6	2,043
Intangible assets	3,097	—	3	6	9	3,115
Capex	547	—	—	—	—	547
Other non-current assets	804	1	13	2	—	820

Total, non-current assets	12,228	132	363	27	15	12,765

Total assets of subsidiaries classified as held for sale	17,863	201	368	55	20	18,507

LIABILITIES
Liabilities directly associated to assets held for sale
Suppliers	2,119	34	13	3	—	2,169
Loans, financing and debentures(1)	1,996	8	13	9	—	2,026
Taxes and social contribution payable	339	1	—	1	—	341
Other current liabilities	824	1	1	19	—	845

Total, non-current liabilities	5,278	44	27	32	—	5,381

Loans, financing and debentures(1)	8,032	71	139	1	—	8,243
Taxes and social contribution payable	305	—	1	1	—	307
Other non-current liabilities(2)	859	—	4	4	9	876

Total, non-current liabilities	9,196	71	144	6	9	9,426

Total liabilities of subsidiaries associated with assets classified as held for sale	14,474	115	171	38	9	14,807

(1)

Certain loans, financing and debentures agreements of Light S.A. and subsidiaries has clauses that may cause the early maturity of debt, including cross default. The early maturity only occurs when one of the ratios has not been complied with in two consecutive quarters or four intercalate quarters, and when certain nonfinancial covenants have not been complied with. Loans, financing and debentures agreements require that Light S.A. and subsidiaries to maintains certain net debt/EBITDA ratios and covenants. On December 31, 2018, Light S.A. and subsidiaries were in conformity with the required debt covenants, except for the Bonds. The Bonds have restrictive debt covenants and, on December 31, 2018, the subsidiary exceeded the limit of 3.50 times net debt/EBITDA ratio, thus being obliged to respect the limits for contracting new debts until it resumes compliance with the established covenants. As of December 31, 2018, the lack of compliance by Light to the debt/EBITDA ratio had no impact in any other covenants of Light and/or the Company.

(2)

Light S.A. and subsidiaries are parties in tax, labor, civil lawsuits and regulatory proceedings in several courts. Management periodically assesses the risks of contingencies related to these proceedings, and as of December 31, 2018, based on the legal counsel’s opinion, recorded a provision of R$ 476,244, regarding unfavorable decisions that are probable and whose amounts are quantifiable. As of December 31, 2018, Light S.A. and subsidiaries are parties to civil, labor and tax lawsuits in the amounts of R$909, R$320 and R$4,467, respectively, whose risk of loss Management believes is less than probable, based on the opinion of its legal counsels. Therefore, no provision was established.

The results of these discontinued operations for the month of December 2018 are as follows:

	31/12/2018
	Light	LightGer	Guanhães	Axxion	Itaocara	Total
Results of discontinued operations
Net revenue	1,052	4	1	6	—	1,063
General costs and expenses	(980)	(2)	29	(3)	—	(956)
Share of (loss) profit of subsidiaries and joint ventures, and goodwill	(9)	—	—	—	—	(9)
Income before finance income (expenses) and taxes	63	2	30	3	—	98
Finance income	92	—	—	—	—	92

Finance expenses	(44)	—	—	—	—	(44)
Income before income and social contribution taxes	111	2	30	3	—	146

Current income and social contribution taxes	(14)	—	—	5	—	(9)
Deferred income and social contribution taxes	(38)	—	—	—	—	(38)
Net income of discontinued operations in the period	59	2	30	8	—	99

Schedule of Assets and Liabilities Classified as Held for Sale, and the Results of Discontinued Operations

On December 31, 2018 assets and liabilities classified as held for sale, and the results of discontinued operations, were as follows:

	Investments	Telecom assets	Total

Assets	19,446	—	19,446
Liabilities	(16,272)	—	(16,272)

Net Asset	3,174	—	3,174

Attributed equity holders of the parent	1,818	—	1,818
Attributed to non-controlling interests	1,356	—	1,356
Net income (loss) from discontinued operations	73	290	363

Attributed to equity holders of the parent	32	290	322
Attributed to non-controlling interests	41	—	41

Basic and diluted earnings per preferred share from discontinued operations – R$			0,22
Basic and diluted earnings per common share from discontinued operations – R$			0,22

Summary of Changes in Assets and Liabilities Classified as Held for Sale

The changes in assets and liabilities classified as held for sale in 2018 were as follows:

Reclassification of investments – Note 17(*)	1,786
The changes in assets and liabilities classified as held for sale in 2018 were as follows:	32

1,818

(*)	Net value of the adjustment to fair value, less costs of disposal (R$ 42).

Schedule of Assets and Liabilities Classified as Held for Sale

The detail of Telecom assets results presented as discontinued operations on Company’s net income was as follows:

2018
Results of discontinued operations
Net revenue	119

Outsourced services expenses	(23)
Depreciation and amortization	(15)
Gain on disposal of assets	378
Other operating expenses, net	(21)

Income before finance income (expenses) and taxes	438

Finance income	1
Income before income and social contribution taxes	439
Current income and social contribution taxes	(145)
Deferred income and social contribution taxes	(4)

Net income	290

Summary of Effects on Cash Flow Arising From Disposal of Telecom Assets

The effects on cash flow arising from the disposal of the telecom assets are as follows:

Consolidated
Operational activity – gain on sale of investment	(378)
Investment activity – amount of sale	655

277

Summary of Assets and Liabilities of Investees Classified as Discontinued Operations

This table provides the information on the assets and liabilities of the investments classified as discontinued operations on December, 31, 2018:

	Light	LightGer	Guanhães	Axxion	Itaocara	Total
ASSETS
Assets classified as held for sale
Cash and cash equivalents	707	58	5	7	5	782
Marketable securities	977	—	—	—	—	977
Customers and traders	2,855	11	—	—	—	2,866
Recoverable taxes	75	—	—	1	—	76
Accounts receivable	344	—	—	20	—	364
Inventories	38	—	—	—	—	38
Concession financial assets	564	—	—	—	—	564
Other current assets	75	—	—	—	—	75

Total, current assets	5,635	69	5	28	5	5,742

Customers and traders	1,013	—	—	—	—	1,013
Recoverable taxes	52	—	2	—	—	54
Deferred income and social contribution taxes	405	—	—	18	—	423
Financial assets of the concession	4,420	—	—	—	—	4,420
Concession contract assets	330	—	—	—	—	330
Property, plant and equipment	1,560	131	345	1	6	2,043
Intangible assets	3,097	—	3	6	9	3,115
Capex	547	—	—	—	—	547
Other non-current assets	804	1	13	2	—	820

Total, non-current assets	12,228	132	363	27	15	12,765

Total assets of subsidiaries classified as held for sale	17,863	201	368	55	20	18,507

LIABILITIES
Liabilities directly associated to assets held for sale
Suppliers	2,119	34	13	3	—	2,169
Loans, financing and debentures(1)	1,996	8	13	9	—	2,026
Taxes and social contribution payable	339	1	—	1	—	341
Other current liabilities	824	1	1	19	—	845

Total, non-current liabilities	5,278	44	27	32	—	5,381

Loans, financing and debentures(1)	8,032	71	139	1	—	8,243
Taxes and social contribution payable	305	—	1	1	—	307
Other non-current liabilities(2)	859	—	4	4	9	876

Total, non-current liabilities	9,196	71	144	6	9	9,426

Total liabilities of subsidiaries associated with assets classified as held for sale	14,474	115	171	38	9	14,807

(1)

Certain loans, financing and debentures agreements of Light S.A. and subsidiaries has clauses that may cause the early maturity of debt, including cross default. The early maturity only occurs when one of the ratios has not been complied with in two consecutive quarters or four intercalate quarters, and when certain nonfinancial covenants have not been complied with. Loans, financing and debentures agreements require that Light S.A. and subsidiaries to maintains certain net debt/EBITDA ratios and covenants. On December 31, 2018, Light S.A. and subsidiaries were in conformity with the required debt covenants, except for the Bonds. The Bonds have restrictive debt covenants and, on December 31, 2018, the subsidiary exceeded the limit of 3.50 times net debt/EBITDA ratio, thus being obliged to respect the limits for contracting new debts until it resumes compliance with the established covenants. As of December 31, 2018, the lack of compliance by Light to the debt/EBITDA ratio had no impact in any other covenants of Light and/or the Company.

(2)

Light S.A. and subsidiaries are parties in tax, labor, civil lawsuits and regulatory proceedings in several courts. Management periodically assesses the risks of contingencies related to these proceedings, and as of December 31, 2018, based on the legal counsel’s opinion, recorded a provision of R$ 476,244, regarding unfavorable decisions that are probable and whose amounts are quantifiable. As of December 31, 2018, Light S.A. and subsidiaries are parties to civil, labor and tax lawsuits in the amounts of R$909, R$320 and R$4,467, respectively, whose risk of loss Management believes is less than probable, based on the opinion of its legal counsels. Therefore, no provision was established.

Summary of Results of Discontinued Operations

The results of these discontinued operations for the month of December 2018 are as follows:

	31/12/2018
	Light	LightGer	Guanhães	Axxion	Itaocara	Total
Results of discontinued operations
Net revenue	1,052	4	1	6	—	1,063
General costs and expenses	(980)	(2)	29	(3)	—	(956)
Share of (loss) profit of subsidiaries and joint ventures, and goodwill	(9)	—	—	—	—	(9)
Income before finance income (expenses) and taxes	63	2	30	3	—	98
Finance income	92	—	—	—	—	92

Finance expenses	(44)	—	—	—	—	(44)
Income before income and social contribution taxes	111	2	30	3	—	146

Current income and social contribution taxes	(14)	—	—	5	—	(9)
Deferred income and social contribution taxes	(38)	—	—	—	—	(38)
Net income of discontinued operations in the period	59	2	30	8	—	99

Interest rate risk [member]
Statement [LineItems]
Summary of Changes in Value of Options

The Company is exposed to the risk of increase in Brazilian domestic interest rates. This exposure occurs as a result of net liabilities indexed to variation in interest rates, as follows:

Risk: Exposure to domestic interest rate changes	2018	2017
Assets
Cash equivalents – Cash investments (Note 6) – CDI	783	917
Marketable securities (Note 7) – CDI / SELIC	813	1,088
Accounts receivable – Renova (Note 31) – CDI	532	350
Advance for future delivery of energy – CDI	94	123
Restricted cash – CDI	91	106
CVA and in tariffs (Note 15) – SELIC	1,081	369
Receivable for residual value – Generation (Note 15) – SELIC	—	1,084
Reimbursement due to termination of contract (Note 31) – SELIC / CDI	97	—
Reimbursement related to cancelled contracts – CDI	10	—
Credits owed by Eletrobras	—	4

	3,501	4,041
Liabilities
Loans, financing and debentures (Note 22) – CDI	(4,920)	(7,202)
Loans, financing and debentures (Note 22) – TJLP	(249)	(119)
Advance sales of energy supply – CDI	(79)	(188)
CVA and Other financial components (Note 15) – SELIC	—	(415)
Adherence to the Tax Anmesty Program (PRCT) (Note 20) – SELIC	—	(283)

	(5,248)	(8,207)

Net liabilities exposed	(1,747)	(4,166)

Fair value hedges [member]
Statement [LineItems]
Summary of Fair Value of Derivative Hedge Instrument

Cemig GT has measured the effects on its net income of reduction of the estimated fair value for the ‘probable’ scenario by 25% and 50%, respectively, as follows:

	Base scenario Dec. 31, 2018	‘Probable’ scenario:	‘Possible’ scenario exchange rate depreciation and interest rate increase 25%	‘Remote’ scenario: exchange rate depreciation and interest rate increase 50%
Swap (asset)	5,981	5,934	4,875	3,921
Swap (liability)	(6,095)	(5,977)	(6,130)	(6,269)
Option / Call spread	927	1,196	588	193

Derivative hedge instrument	813	1,153	(667)	(2,155)

Put option - SAAG [member]
Statement [LineItems]
Summary of Changes in Value of Options

The changes in the value of the options are as follows:

Balance at December 31, 2015	148
Adjustment to fair value	48
Balance at December 31, 2016	196

Variation in fair value	121
Reversals	(5)
Balance at December 31, 2017	312

Adjustment to fair value	107

Balance at December 31, 2018	419